FLEXGUARD INCOME
(FORMERLY KNOWN AS PRUDENTIAL FLEXGUARD INCOME)

FORTITUDE LIFE INSURANCE & ANNUITY COMPANY
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B

Supplement dated August 21, 2024
to Prospectus dated May 1, 2024

This Supplement is to address a labeling error on Post-effective Amendment No. 3 (“PEA #3”) filed on April 25, 2024, Accession No. 0000826734-24-000119. The registration statement document (fgincomecombo.htm) was inadvertently labeled as Type EX-99L.1 when it should be labeled as Type 485BPOS. In turn, the Auditors Consent (auditflexguardincome-bseries.htm) was inadvertently labeled as Type 485BPOS when it should be labeled as Type EX-99L.1.
This Filing is intended to inform interested parties where the respective documents can be accessed. The Auditor’s Consent can be found at: “auditflexguardincome-bseries.htm” and the registration statement can be found at: “fgincomecombo.htm”.

If you have any questions or would like another copy of the current Annuity or Fund Prospectuses, please call us at
1-800-879-7012.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

FREFGINC-SUP1-N4